EMPLOYEE BENEFIT PLANS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Pension Benefits
Benefits expected to be paid
2015	$ 2,583
2016	2,720
2017	3,973
2018	3,664
2019	4,493
Years 2020-2024	29,648
Other Benefits Net of Medicare Part D Adjustment
Benefits expected to be paid
2015	639
2016	633
2017	614
2018	545
2019	490
Years 2020-2024	$ 1,745